Note 1 - Basis of Presentation and General Information (Details Textual)									12 Months Ended			30 Months Ended
	Jan. 30, 2018 $ / shares shares	May 31, 2017 $ / shares shares	Dec. 05, 2016 $ / shares shares	May 13, 2015 $ / shares shares	Jan. 21, 2014 $ / shares shares	Aug. 07, 2013 $ / shares shares	Oct. 19, 2012 $ / shares shares	Mar. 27, 2012 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2018 shares
Stock Issued During Period, Shares, Dividend Reinvestment Plan | shares												9,770,630
Common Stock, Shares, Outstanding, Ending Balance | shares		105,840,848							112,464,230			112,464,230
Number of Vessels									62	53		62
Carrying Capacity of Vessels at Period End (TEU)									409,345	316,307		409,345
Number of Subsidiaries									85			85
MARSHALL ISLANDS
Number of Subsidiaries									10			10
Konstantakopoulos Family [Member]
Percentage Ownership									56.10%			56.10%
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues | shares									598,400	598,400	598,400
Series B Preferred Stock [Member]
Sale of Stock, Price Per Share						$ 25
Preferred Stock, Shares Issued, Total | shares						2,000,000
Preferred Stock, Dividend Rate, Percentage						7.625%
Preferred Stock, Par or Stated Value Per Share						$ 0.0001
Series C Preferred Stock [Member]
Sale of Stock, Price Per Share					$ 25
Preferred Stock, Shares Issued, Total | shares					4,000,000
Preferred Stock, Dividend Rate, Percentage					8.50%
Preferred Stock, Par or Stated Value Per Share					$ 0.0001
Series D Preferred Stock [Member]
Sale of Stock, Price Per Share				$ 25
Preferred Stock, Shares Issued, Total | shares				4,000,000
Preferred Stock, Dividend Rate, Percentage				8.75%
Preferred Stock, Par or Stated Value Per Share				$ 0.0001
Series E Preferred Stock [Member]
Sale of Stock, Price Per Share	$ 25
Preferred Stock, Shares Issued, Total | shares	4,600,000
Preferred Stock, Dividend Rate, Percentage	8.875%
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Follow On Offering [Member]
Stock Issued During Period, Shares, New Issues | shares		13,500,000	12,000,000				7,000,000	7,500,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share		$ 7.10	$ 6				$ 14	$ 14.10